Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
Basis of Presentation
(1)	Basis of Presentation

The accounting and financial reporting policies of TrustCo Bank Corp NY (the Company or TrustCo), ORE Subsidiary Corp., Trustco Bank (referred to as Trustco Bank or the Bank), and its wholly owned subsidiaries, Trustco Realty Corporation, Trustco Insurance Agency, Inc., ORE Property, Inc. and its subsidiaries ORE Property One, Inc. and ORE Property Two, Inc. conform to general practices within the banking industry and are in conformity with U.S. generally accepted accounting principles.  A description of the more significant policies follows.

Consolidation

The consolidated financial statements of the Company include the accounts of the subsidiaries after elimination of all significant intercompany accounts and transactions.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Securities Available for Sale and Held to Maturity (Debt Securities)

Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are generally amortized on the level-yield method without anticipating prepayments. Premiums on callable debt securities are amortized to their earlier call date. Discounts are amortized to maturity date. Gains and losses are recorded on the trade date and determined using the specific identification method.

A debt security is placed on non-accrual status at the time any principal or interest payments become 90 days delinquent. Interest accrued but not received for a security placed on non-accrual is reversed against interest income.

The Company measures expected credit losses on securities held to maturity debt on a collective basis. Accrued interest receivable on held to maturity debt securities is excluded from the estimate of credit losses and was not material as of December 31, 2024 and 2023. The estimate of expected credit losses considers nature of the issuers, historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts.  Based on the nature of the issuer, there is no allowance for credit losses on held to maturity securities for the periods ended December 31, 2024 and 2023.

The Company evaluates securities available for sale in an unrealized loss position by first assessing whether it intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For available for sale debt securities that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the extent to which fair value is less than amortized cost, any changes to the rating of security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.

Equity Securities
  Equity securities are carried at fair value, with changes in fair value reported in net income.  Equity securities without readily determinable fair values are carried at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment.  Restrictions on the sale of equity securities held are not considered in the fair value measurement unless the restriction is a characteristic of the actual securities.

Federal Reserve Bank of New York (Reserve Bank) stock

The Bank is a member of the FHLB system.  Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts.  FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.  Dividends are reported as income.

Loans

Loans that management has the intent and ability to hold for the near future or until maturity or payoff are reported at amortized cost net of allowance for credit losses on loans. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Interest income is accrued on unpaid principal balances.  Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income from mortgage and commercial loans is discontinued and placed on non-accrual status at the time the loan is 90 days delinquent. Non-accrual loans are individually reviewed and charged off at 180 days past due. Commercial loans are charged off to the extent principal or interest is deemed uncollectible. In all cases, loans are placed on non-accrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not received for loans placed on non-accrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Under the cost-recovery method, interest income is not recognized until the loan balance is reduced to zero. Under the cash-basis method, interest income is recorded when the payment is received in cash. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought to current and future payments are reasonably assured.

Allowance for Credit Losses on Loans

The allowance for credit losses on loans (“ACLL”) is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. Loans are charged off against the allowance when management believes the uncollectibility of the loan balance is confirmed. Expected recoveries are not to exceed the aggregate of amounts previously charged-off and expected to be charged-off. Accrued interest receivable is excluded from the estimate of credit losses.

During the year ended December 31, 2024, the Company enhanced its ACLL calculation as follows:
•	Continued to use a Discounted Cash Flow Methodology using the probability of default and loss given default approach, now incorporating peer data.
•	Reasonable and supportable forecast period, which is now based on four quarters.
•	Reversion period - which is the period after the forecast period when the ACLL factors revert to historical averages, using a four-quarter straight line reversion.
•
Qualitative considerations, which are adjustments to the ACLL quantitative reserves to account for changes in various internal and external factors that affect the credit quality of the loan portfolio, were allocated utilizing a weighted scorecard framework. The qualitative factors utilized continued to be based on regulatory (interagency) guidelines.

The enhancement did not have a material impact on the Company’s financial statements. The rationale for the enhancement was part of an ongoing effort related model governance and alignment with regulatory expectations under CECL.  The estimate of expected credit losses are based on relevant information about current conditions, past events, and reasonable and supportable forecasts regarding collectability of the reported amounts. In order to estimate the expected credit losses for loans, the Company utilized a discounted cash flow model which calculated a historical loss rate for each of the identified loan segments. The historical loss rates were then adjusted with qualitative factors.  The Company uses the regulatory interagency qualitative framework under a weighted scorecard approach. The weighted scorecard approach considers each qualitative factor with respect to risks in the Company’s portfolio and the economic environment, weighting is assigned based on the Company’s evaluation and understanding of the underlying risks and economic conditions within each portfolio segment. The determination of qualitative factors involves significant judgement and subjective measurement.

The level of the ACLL represents management’s estimate of expected credit losses over the expected life of the loans at the balance sheet date. The Company uses the Discounted Cash Flow Methodology using the probability of default and loss given default approach, incorporating peer data.  The level of the ACLL is based on management’s ongoing review of all relevant information, from internal and external sources, relating to past and current events, utilizing an four-quarter reasonable and supportable forecast period, followed by a four-quarter straight-line reversion to historical averages. As part of its economic forecast methodology, management evaluates various economic indicators for key metropolitan areas in New York and Florida. Management utilizes the regulatory interagency qualitative framework, with a weighted scorecard approach. The weighted scorecard approach considers each qualitative factor with respect to risks in our portfolio and the economic environment, weighting is assigned based on our evaluation and understanding of the underlying risks and economic conditions within each portfolio segment to make adjustments to historical loss information (“qualitative factors”). The determination of qualitative factors involves significant judgement and subjective measurement.

The ACLL is measured on a collective (pool) basis when similar risk characteristics exist. The Company evaluates its risk characteristics of loans based on regulatory call report code with sub-segmentation based on geographic territory (New York and Florida). Risk characteristics relevant to each portfolio segment are as follows:

Commercial:  Commercial real estate loans and other commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower.  Commercial real estate collateral is generally located within the Bank’s geographic territories; while collateral for non‑real estate secured commercial loans is typically accounts receivable, inventory, and/or equipment.  Repayment is primarily dependent upon the borrower’s ability to service the debt based upon cash flows generated from the underlying business.  Additional support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate:  Residential real estate loans, including first mortgages, home equity loans and home equity lines of credit, are collateralized by first or second liens on one‑to‑four family residences generally located within the Bank’s market areas.  Proof of ownership title, clear mortgage title, and hazard insurance coverage are normally required.

Installment:  The Company’s installment loans are primarily made up of installment loans, personal lines of credit, as well as secured and unsecured credit cards.  The installment loans represent a relatively small portion of the loan portfolio and are primarily used for personal expenses and are secured by automobiles, equipment and other forms of collateral, while personal lines of credit are unsecured as are most credit card loans.

Loans that do not share risk characteristics are evaluated on an individual basis, which the Company has determined are non-accrual loans that have been delinquent 180 days or greater, commercial non-accrual loans and loans identified as loan modifications. Loans evaluated individually are not also included in the collective evaluation. Estimates of specific allowance may be determined by the present value of anticipated future cash flows or the loan’s observable fair market value, or the fair value of the collateral less costs to sell, if the loan is collateral dependent. However, for collateral dependent loans, the amount of the amortized cost in a loan that exceeds the fair value of the collateral is charged-off against the allowance for credit losses on loans in lieu of an allocation of a specific allowance amount when such an amount has been identified.

A loan for which terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, is considered a loan modification. In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the near future without the modification.  This evaluation is performed under the Company’s underwriting policy.  Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection.  Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.  In the case of Chapter 7 bankruptcies, even though there was no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

Loan modifications that have subsequently defaulted have the underlying collateral evaluated at the time these loans were identified as loan modifications, and a charge-off was taken at that time, if necessary.  Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

The allowance for unfunded commitments is maintained at a level by the Company determined to be sufficient to absorb expected lifetime losses related to unfunded credit facilities (including unfunded loan commitments and letters of credit). The allowance for unfunded commitments is recorded as a separate liability and is included with Accrued expenses and other liabilities on the consolidated statements of condition. Changes in the reserve are recorded through the provision for credit losses on the consolidated statements of income.

Prior to the adoption of CECL, the Company calculated the allowance for loan losses under the incurred loss methodology.

The impact of the January 1, 2022 adoption entry is summarized in the table below:

(in thousands)	December 31, 2021 Pre-CECL Adoption	Impact of Adoption	January 1, 2022 Post-CECL Adoption
Assets:
Allowance for credit losses on loans	$44,267	$2,353	$46,620
Allowance for credit losses on securities	-	-	-
Liabilities and shareholders' equity:
Other liabilities (ACL unfunded loan commitments)	18	2,335	2,353
Tax Effect, net (included in other assets)	-	(1,218)	-
Total	44,285	3,470	48,973

Undivided Profits	$349,056	$(3,470)	$345,586

Bank Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed on either the straight‑line or accelerated methods over the remaining useful lives of the assets; generally 20 to 40 years for buildings, 3 to 7 years for furniture and equipment, and the shorter of the estimated life of the asset or the lease term for leasehold improvements.

Other Real Estate Owned

Assets that are acquired through or instead of foreclosure are initially recorded at fair value less costs to sell.  These assets are subsequently accounted for at the lower of cost or fair value less costs to sell.  Subsequent write downs and gains and losses on sale are included in noninterest expense.  Operating costs after acquisition are also included in noninterest expense.  At December 31, 2024 and 2023, there were $2.2 million and $194 thousand, respectively, of other real estate owned included in the category of Other Assets in the accompanying Consolidated Statements of Condition.

Income Taxes

Deferred taxes are recorded for the future tax consequences of events that have been recognized in the financial statements or tax returns based upon enacted tax laws and rates.  Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not.  The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination.  For tax positions not meeting the “more likely than not” test, no benefit is recorded.

Dividend Restrictions

The Company’s ability to pay dividends to its shareholders is dependent upon the ability of the Bank to pay dividends to the Company.  The payment of dividends by the Bank to the Company is subject to continued compliance with minimum regulatory capital requirements and the filing of notices with the Bank’s and the Company’s regulators.  The Bank’s primary regulator may disapprove a dividend if: the Bank would be undercapitalized following the distribution; the proposed capital distribution raises safety and soundness concerns; or the capital distribution would violate a prohibition contained in any statue, regulation, or agreement between the Bank and a regulator or a condition imposed in a previously approved application or notice. Currently the Bank meets the regulatory definition of a well-capitalized institution.

Benefit Plans

The Company has a defined benefit pension plan covering substantially all of its employees who participated in the plan before it  was frozen as of December 31, 2006.  The benefits are based on years of service and the employee’s compensation.

The Company has a postretirement benefit plan that permits retirees under age 65 to participate in the Company’s medical plan by which retirees pay all of their premiums.

Under certain employment contracts with selected executive officers, the Company is obligated to provide postretirement benefits to these individuals once they attain certain vesting requirements.

The Company recognized in the Consolidated Statement of Condition the funded status of the pension plan and postretirement benefit plan with an offset, net of tax, recorded in accumulated other comprehensive income (loss).

Stock-Based Compensation Plans

The Company has stock-based compensation plans for employees and directors.  Compensation cost is recognized for stock options and restricted stock awards issued to employees and directors based on the fair value of these awards at the date of grant.  A Black-Scholes model is utilized to estimate the fair value of stock options while, for restricted stock awards, the fair value of the Company’s common stock at the date of grant is used.

Compensation cost for stock options and restricted stock awards to be settled in stock are recognized over the required service period generally defined as the vesting period.  The expense is recognized over the shorter of each award’s vesting period or the retirement date for any awards that vest immediately upon eligible retirement.

Awards to be settled in cash based on the fair value of the Company’s stock at vesting are treated as liability based awards.

Compensation costs for liability based awards are re‑measured at each reporting date and recognized over the vesting period.  For awards with performance based conditions, compensation cost is recognized over the performance period based on the Company’s expectation of the likelihood of meeting the specific performance criteria.

Earnings Per Share

Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period.  All outstanding unvested share‑based payment awards that contain rights to non‑forfeitable dividends are considered participating securities for this calculation.  Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options.  At December 31, 2024, 2023, and 2022, the Company did not have any unvested awards that would be considered participating securities.

Segment Reporting

The Company’s reportable segment is determined by the Chief Executive Officer, who is designated the chief operating decision maker (“CODM”), based upon information provided about the Company’s products and services offered, primarily banking operations. Consolidated net income of the company is the primary performance metric utilized by the CODM. The segment is also distinguished by the level of information provided to the CODM, who uses such information to review performance of various components of the business, which are then aggregated if operating performance, products/services, and customers are similar.

Cash and Cash Equivalents

The Company classifies cash on hand, cash due from banks, Federal Funds sold, and other short-term investments as cash and cash equivalents for disclosure purposes.

Trust Assets

Assets under management with the Trustco Financial Services Department are not included in the Company’s consolidated financial statements because Trustco Financial Services holds these assets in a fiduciary capacity.

Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, which are reported directly in shareholders’ equity, net of tax, such as the change in net unrealized gain or loss on securities available for sale and changes in the funded position of the pension and postretirement benefit plans.  Accumulated other comprehensive income or loss, which is a component of shareholders’ equity, represents the net unrealized gain or loss on securities available for sale, net of tax and the funded position in the Company’s pension plan and postretirement benefit plans, net of tax.

Fair Value of Financial Instruments

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 13.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect these estimates.

Recently Adopted Accounting Standards

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. ASU 2023-07 expands reportable segment disclosure requirements through enhanced disclosures about significant segment expenses. ASU 2023-07 implements a new requirement to disclose significant segment expenses regularly provided to the chief operating decision maker, expands certain annual disclosures to interim periods, clarifies that single reportable segment entities must apply Topic 280 in its entirety and permits more than one measure of segment profit or loss to be reported under certain conditions. ASU 2023-07 is effective for the Company for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has evaluated the requirements of the expanded segment disclosures and has determined that they did not have a material impact on the Company’s consolidated financial statements.